PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Auto Components 1.7%
Aptiv PLC	4,706	$365,891
Automobiles 3.1%
Tesla, Inc.*	466	666,734
Electronic Equipment, Instruments & Components 2.1%
Keysight Technologies, Inc.*	4,479	447,407
Entertainment 2.8%
Netflix, Inc.*	1,196	584,700
Equity Real Estate Investment Trusts (REITs) 8.5%
American Tower Corp.	2,639	689,808
Equinix, Inc.	483	379,387
SBA Communications Corp.	2,396	746,450
		1,815,645
Health Care Equipment & Supplies 4.5%
DexCom, Inc.*	1,151	501,307
Intuitive Surgical, Inc.*	678	464,728
		966,035
Health Care Technology 4.9%
Phreesia, Inc.*	11,302	339,738
Teladoc Health, Inc.*	2,922	694,355
		1,034,093
Interactive Media & Services 4.6%
Alphabet, Inc. (Class C Stock)*	144	213,546
Match Group, Inc.*	2,236	229,637
Tencent Holdings Ltd. (China)	7,718	526,815
		969,998
Internet & Direct Marketing Retail 8.0%
Alibaba Group Holding Ltd. (China), ADR*	1,530	384,061
Amazon.com, Inc.*	243	769,017
MercadoLibre, Inc. (Argentina)*	484	544,316
		1,697,394

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services 14.2%
Adyen NV (Netherlands), 144A*	286	$476,098
Okta, Inc.*	1,641	362,628
PayPal Holdings, Inc.*	2,516	493,312
Shopify, Inc. (Canada) (Class A Stock)*	391	400,384
Twilio, Inc. (Class A Stock)*	2,436	675,795
Visa, Inc. (Class A Stock)	3,289	626,226
		3,034,443
Professional Services 1.0%
Experian PLC (United Kingdom)	5,979	209,764
Road & Rail 1.3%
Uber Technologies, Inc.*	9,357	283,143
Semiconductors & Semiconductor Equipment 9.3%
Lam Research Corp.	1,151	434,111
NVIDIA Corp.	2,216	940,891
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	7,648	603,351
		1,978,353
Software 21.7%
Adobe, Inc.*	960	426,547
Atlassian Corp. PLC (Class A Stock)*	326	57,588
Coupa Software, Inc.*	2,259	692,271
Microsoft Corp.	7,641	1,566,481
RingCentral, Inc. (Class A Stock)*	1,136	329,747
salesforce.com, Inc.*	3,327	648,266
Splunk, Inc.*	2,817	591,063
Workday, Inc. (Class A Stock)*	1,744	315,524
		4,627,487
Technology Hardware, Storage & Peripherals 11.4%
Apple, Inc.	5,724	2,432,929

Total Long-Term Investments (cost $13,416,286)		21,114,016

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 1.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $239,287)(w)	239,287	$239,287

TOTAL INVESTMENTS 100.2% (cost $13,655,573)		21,353,303
Liabilities in excess of other assets (0.2)%		(40,301)

Net Assets 100.0%		$21,313,002

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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